United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Prudent DollarBear Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 2.9%
		Metals & Mining – 2.9%
35,748		Agnico Eagle Mines Ltd.	2,753,994
10,000		Cia de Minas Buenaventura SA, Class B, ADR	489,600
25,000		Eldorado Gold Corp. Ltd.	464,250
10,000		Goldcorp, Inc., Class A	459,800
10,000		Randgold Resources Ltd., ADR	823,300
40,000		Royal Gold, Inc.	2,185,200
189,375		Yamana Gold, Inc.	2,424,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,886,289)	9,600,144
		Governments/Agencies – 90.3%
		Sovereign – 83.1%
8,900,000	[1]	Australia, Government of, 4.540%,1/21/2011	9,077,889
5,200,000		Australia, Government of, Bond, 5.75%, 6/15/2011	5,342,548
8,800,000		Austria, Government of, Note, 5.25%, 1/4/2011	11,759,439
1,650,000	[1]	Belgium, Government of, 0.710%, 8/18/2011	2,192,592
6,600,000	[1]	Buoni Ordinari Del Tes, 0.845%, 1/31/2011	8,814,199
7,850,000	[1]	Canada, Government of, 1.071%, 2/17/2011	7,885,291
7,850,000	[1]	Canada, Government of, 1.160%, 4/14/2011	7,872,343
7,350,000	[1]	Canada, Government of, 1.069%, 5/12/2011	7,363,971
7,800,000	[1]	Canada, Government of, 1.170%, 8/4/2011	7,789,567
7,810,000	[1]	Canada, Government of, 1.200%, 9/1/2011	7,791,149
69,400,000	[1]	Denmark, Government of, 0.560%, 3/1/2011	12,425,325
6,000,000		Finland, Government of, Bond, 5.75%, 2/23/2011	8,077,853
1,000,000	[1]	France, Government of, 0.725%, 3/10/2011	1,335,137
5,200,000	[1]	French Treasury Note, Treasury Bill, 0.540%, 6/30/2011	6,928,122
60,000,000	[1]	Hong Kong T-Bills, 0.240%, 2/2/2011	7,718,454
63,000,000	[1]	Hong Kong T-Bills, 0.350%, 3/23/2011	8,100,324
950,000,000	[1]	Japan, Government of, 0.105%, 2/10/2011	11,699,427
760,000,000	[1]	Japan, Government of, 0.120%, 6/20/2011	9,355,049
1,200,000,000		Japan, Government of, Sr. Unsecd. Note, 0.30%, 7/15/2011	14,792,413
2,400,000	[1]	Netherlands, Government of, 0.791%, 4/29/2011	3,202,033
2,675,000	[1]	Netherlands, Government of, 0.678%, 6/30/2011	3,565,845
9,000,000	[1]	New Zealand, Government of, 2.920%, 1/19/2011	7,003,821
8,650,000		New Zealand, Government of, 6.00%, 11/15/2011	6,890,381
5,000,000	[1]	Norwegian T-Bill, 2.294%, 3/16/2011	853,163
86,300,000	[1]	Norwegian T-Bill, 2.289%, 6/15/2011	14,635,157
16,600,000	[1]	Singapore T-Bills, 0.208%, 2/10/2011	12,929,723
12,300,000		Singapore, Government of, Sr. Unsecd. Note, 3.625%, 7/1/2011	9,736,825
40,350,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	6,043,816
84,900,000	[1]	Swedish T-Bill, 1.288%, 6/15/2011	12,534,194
11,000,000	[1]	Swiss Nationalbank Bills, Series SN84, 0.236%, 1/10/2011	11,763,294
13,000,000	[1]	Swiss Nationalbank Bills, Series SN84, 0.244%, 3/14/2011	13,897,070
4,600,000	[1]	Switzerland, Government of, Treasury Bill, 0.126%, 1/13/2011	4,919,737
2,500,000	[1]	United Kingdom, Government of, 0.500%, 1/17/2011	3,896,746

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
6,250,000		United Kingdom, Government of, 4.25%, 3/7/2011	9,806,734
		TOTAL	277,999,631
		Supranational – 7.2%
7,576,000		European Investment Bank, Sr. Unsecd. Note, 3.625%, 10/15/2011	10,342,989
2,700,000		European Investment Bank, Unsub., 4.75%, 4/15/2011	3,648,961
550,000,000		KFW, 0.75%, 3/22/2011	6,781,285
20,000,000		KFW, Foreign Gov't. Guarantee, 5.25%, 5/16/2011	3,457,725
		TOTAL	24,230,960
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $295,222,339)	302,230,591
		CLOSED-END MUTUAL FUND – 2.7%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	9,224,850
		MUTUAL FUND – 3.4%
11,235,837	[2,3]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.01% (AT NET ASSET VALUE)	11,235,837
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $313,342,515)[4]	332,291,422
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	2,321,323
		TOTAL NET ASSETS — 100%	$334,612,745
1	Discount rate at time of purchase.
2	Affiliated company.
3	7-Day net yield.
4	At December 31, 2010, the cost of investments for federal tax purposes was $313,342,515. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $18,948,907. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,706,377 and net unrealized depreciation from investments for those securities having an excess of cost over value of $757,470.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
Domestic	$2,185,200	$ —	$ —	$2,185,200
International	7,414,944	—	—	7,414,944
Debt Securities:
Governments/Agencies	—	302,230,591	—	302,230,591
Closed-End Mutual Fund	9,224,850	—	—	9,224,850
Mutual Fund	11,235,837	—	—	11,235,837
TOTAL SECURITIES	$30,060,831	$302,230,591	$ —	$332,291,422

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011